Condensed Financial Information of Registrant Prudential plc - Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating
Taxes received		$ (555)	$ (717)	$ (477)
Financing
Issues of ordinary share capital		13	22	23
Issue of debt	[1]	983	367	2,079
Redemption of debt	[1]		(504)	(553)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit (loss) before tax	[2]	2,419	2,287	3,557
Prudential plc
Operating
Net cash inflow from operating activities before interest and tax		273	6,015	1,868
Interest paid		(320)	(500)	(537)
Taxes received		93	117	130
Dividends paid		(814)	(1,634)	(1,662)
Net cash (outflow) inflow before financing		(768)	3,998	(201)
Financing
Issues of ordinary share capital		13	22	23
Issue of debt		983	367	2,132
Redemption of debt			(863)	(1,381)
Transfer of debt to M&G plc prior to demerger of UK and Europe operations			(4,161)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program		(19)	(81)	(19)
Investment in subsidiary undertakings		112	118
Investment in subsidiary undertakings				(117)
Movement in net amount owed by subsidiary undertakings		(370)	626	(600)
Net cash flows from financing activities		719	(3,972)	38
Net cash (outflow) inflow for the year		(49)	26	(163)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit (loss) before tax		(66)	12,110	1,255
Add back: interest charged		320	515	558
Adjustments for non-cash items:
Fair value adjustments on derivatives			77	(28)
Pension scheme			(21)	28
Non-cash dividends received			(2,960)
Revaluation of M&G plc on distribution			(3,649)
Foreign currency exchange and other movements		8	(8)	26
(Increase) decrease in debtors		(1)	2
Increase (decrease) in creditors		12	(51)	29
Net cash inflow from operating activities		$ 273	$ 6,015	$ 1,868

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[2]	This measure is the formal profit before tax measure under IFRS Standards. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.